Kirkpatrick & Lockhart Preston Gates Ellis LLP
State Sreet Financial Center
One Lincoln Street
Boston, MA 02111-2950
Tel.:  (617) 951-9068
Fax.:  (617) 261-3175


July 18, 2007

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


        Re:    Federated Enhanced Treasury Income Fund
               Registration Statement on Form N-2 (333-___; 811-22098)
               -----------------------------------------------------

Ladies and Gentlemen:


        Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Federated Enhanced Treasury Income Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

        The Fund is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $30.70 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

        The Fund's primary investment objective is to provide current income, with total return as a secondary objective. Under normal market conditions, the Fund's investment program will consist primarily of (1) actively managing a portfolio of U.S. Treasury securities and U.S. Government Agency securities that pay interest in an attempt to generate current income; (2) selling call options on a continuous basis on individual or baskets of U.S. Treasury securities and U.S. Government Agency securities and/or options on futures on U.S. Treasury securities and U.S. Government Agency securities in an attempt to generate gains from option premiums; and (3) actively managing the duration of the Fund's portfolio in an attempt to generate additional returns versus the Lehman U.S. Treasury Index.

Securities and Exchange Commission
Page 2

        The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus at the end of September. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

        Questions should be directed to the undersigned at (617) 951-9068.




                                            Sincerely,


                                            /s/ Trayne S. Wheeler